Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income taxes
Balance at the beginning of the year	$ 57,984	¥ 403,674	¥ 3,838
(Addition)/Reverse	639,387	4,451,281	399,836
Balance at the end of the year	697,371	¥ 4,854,955	403,674
Operating loss carryforwards, net	$ 808,952		46,845,223	¥ 5,631,764
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%	10.00%
Cumulative profits	$ 334,274,955			2,327,155,384
Unrecognized deferred tax liabilities	33,427,495			232,715,538
Tax effects of distribution of VIE's earnings			46,419,145	0
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Operating loss carryforwards, net	$ 5,600,578		¥ 188,212,704	¥ 38,990,106